Warrant Liability - Additional Information (Details) - USD ($)			12 Months Ended
	Jan. 13, 2022	Nov. 03, 2021	Dec. 31, 2021	Dec. 31, 2019
Statement [Line Items]
Class of Warrant or Right,issued During the period		2,142,857	2,142,857
Exercise Price of Warrants or Rights		$ 4.00	$ 4.00
Warrants or Rights Outstanding Term		5 years	5 years
Increase (decrease) through exercise of warrants, equity			$ 385,190	$ (4,418,377)
Proceeds from exercise of warrant			$ 1,000,000
Common shares [Member]
Statement [Line Items]
Class of Warrant or Right,issued During the period			250,000
Warrant [Member]
Statement [Line Items]
Class of Warrant or Right,issued During the period			250,000
Top of range [member]
Statement [Line Items]
Class of Warrant or Right,issued During the period			2,946,066
Warrants and Rights Outstanding ,share price			$ 3.93
Warrants and Rights Outstanding ,Exercise price			$ 4.00
Warrants and Rights Outstanding ,Expected Volatility			39.00%
Warrants and Rights Outstanding ,Dividend Yield			0.00%
Warrants and Rights Outstanding ,Risk Free rate			0.47%
Weighted average [member]
Statement [Line Items]
Warrants and Rights Outstanding ,share price			$ 4.60
Warrants and Rights Outstanding ,Exercise price			$ 4.00
Warrants and Rights Outstanding ,Expected Volatility			30.00%
Warrants and Rights Outstanding ,Dividend Yield			0.00%
Warrants and Rights Outstanding ,Risk Free rate			1.24%
Bottom of range [member]
Statement [Line Items]
Class of Warrant or Right,issued During the period			2,176,686
Warrants and Rights Outstanding ,share price			$ 3.70
Warrants and Rights Outstanding ,Exercise price			$ 4.00
Warrants and Rights Outstanding ,Expected Volatility			37.00%
Warrants and Rights Outstanding ,Dividend Yield			0.00%
Warrants and Rights Outstanding ,Risk Free rate			0.67%
Increase (decrease) through exercise of warrants, equity			$ 1,892,857
Warrants [Member]
Statement [Line Items]
Exercise Price of Warrants or Rights	$ 2.30